Pension and Other Postretirement Benefits	12 Months Ended
Mar. 31, 2011
Pension and Other Postretirement Benefits

(13) Pension and Other Postretirement Benefits

The Company and its subsidiaries have various pension plans covering substantially all of their employees in Japan and certain employees in foreign countries. Benefits under the plans are primarily based on the combination of years of service and compensation. The funding policy is to make periodic contributions as required by applicable regulations. Plan assets consist primarily of domestic and foreign equity and debt securities.

Obligations and funded status

Reconciliations of beginning and ending balances of the pension benefit obligations and the fair value of the plan assets are as follows:

	Yen (millions)
	Japanese plans		Foreign plans
	2010	2011	2010	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥(1,129,636)	¥(1,157,951)	¥(296,305)	¥(430,683)
Service cost	(37,215)	(35,209)	(15,210)	(18,113)
Interest cost	(22,593)	(23,159)	(23,135)	(24,165)
Plan participants’ contributions	—	—	(129)	(199)
Actuarial gain (loss)	(12,484)	(2,936)	(99,498)	(20,033)
Benefits paid	43,977	45,229	9,352	7,672
Amendment	—	—	(1,325)	—
Other	—	—	(7,162)	742
Foreign currency translation	—	—	2,729	38,620

Benefit obligations at end of year	(1,157,951)	(1,174,026)	(430,683)	(446,159)

Change in plan assets:
Fair value of plan assets at beginning of year	578,832	694,738	285,214	379,648
Actual return on plan assets	89,610	26,760	94,507	37,866
Employer contributions	70,273	72,076	11,405	20,617
Plan participants’ contributions	—	—	129	199
Benefits paid	(43,977)	(45,229)	(9,352)	(7,672)
Foreign currency translation	—	—	(2,255)	(35,093)

Fair value of plan assets at end of year	694,738	748,345	379,648	395,565

Funded status	(463,213)	(425,681)	(51,035)	(50,594)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	¥1,259	¥1,171	¥9,479	¥4,735
Current liabilities	(360)	(403)	(21)	(86)
Noncurrent liabilities	(464,112)	(426,449)	(60,493)	(55,243)

Total	(463,213)	(425,681)	(51,035)	(50,594)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	¥458,609	¥436,688	¥132,730	¥135,868
Net transition obligation	—	—	171	140
Prior service cost (benefit)	(170,583)	(154,279)	537	532

Total	288,026	282,409	133,438	136,540

Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥(1,147,349)	¥(1,156,330)	¥(368,470)	¥(298,015)
Accumulated benefit obligations	(1,070,640)	(1,086,774)	(317,593)	(273,168)
Fair value of plan assets	683,298	731,018	307,988	263,553

The accumulated benefit obligations for all Japanese defined benefit plans at March 31, 2010 and 2011 were ¥1,079,634 million and ¥1,101,299 million, respectively. The accumulated benefit obligations for all foreign defined benefit plans at March 31, 2010 and 2011 were ¥369,595 million and ¥386,686 million, respectively.

Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)

Pension expense and other amounts recognized in other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2011 include the following:

	Yen (millions)
	2009	2010	2011
Japanese plans:
Pension Cost
Service cost-benefits earned during the year	¥41,175	¥37,215	¥35,209
Interest cost on projected benefit obligations	24,201	22,593	23,159
Expected return on plan assets	(30,213)	(22,080)	(22,972)
Amortization of actuarial loss (gain)	21,316	27,288	21,871
Amortization of prior service cost (benefit)	(9,543)	(16,304)	(16,304)

	¥46,936	¥48,712	¥40,963

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	157,347	(56,262)	(50)
Amortization of actuarial loss (gain)	(21,316)	(27,288)	(21,871)
Prior service cost (benefit)	(135,212)	—	—
Amortization of prior service cost (benefit)	9,543	16,304	16,304

	¥10,362	¥(67,246)	¥(5,617)

Total recognized in Pension cost and Other comprehensive income (loss)	¥57,298	¥(18,534)	¥35,346

Foreign plans:
Pension Cost
Service cost-benefits earned during the year	¥27,198	¥15,210	¥18,113
Interest cost on projected benefit obligations	26,558	23,135	24,165
Expected return on plan assets	(38,297)	(27,675)	(27,332)
Amortization of actuarial loss (gain)	433	1,403	5,422
Amortization of net transition Obligation	32	31	31
Amortization of prior service cost (benefit)	808	(44)	5
Other	4,582	7,162	382

	¥21,314	¥19,222	¥20,786

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	83,040	32,479	8,560
Amortization of actuarial loss (gain)	(433)	(1,403)	(5,422)
Amortization of net transition obligation	(32)	(31)	(31)
Prior service cost (benefit)	(6,932)	989	—
Amortization of prior service cost (benefit)	(808)	44	(5)
Other	(808)	—	—

	¥74,027	¥32,078	¥3,102

Total recognized in Pension cost and Other comprehensive income (loss)	¥95,341	¥51,300	¥23,888

The estimated actuarial loss and prior service benefit for all Japanese defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are ¥20,367 million and ¥16,304 million, respectively. And the estimated actuarial loss, net transition obligation and prior service cost for all foreign defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are ¥6,135 million, ¥33 million and ¥7 million, respectively.

Assumptions

Weighted-average assumptions used to determine benefit obligation at March 31, 2010 and 2011 were as follows:

	2010	2011
Japanese plans:
Discount rate	2.0%	2.0%
Rate of salary increase	2.3%	2.2%

Foreign plans:
Discount rate	5.6 ~ 6.5%	5.5 ~ 6.0%
Rate of salary increase	1.5 ~ 5.3%	1.5 ~ 4.6%

Weighted-average assumptions used to determine net periodic benefit cost for each of the years in the three-year period ended March 31, 2011 were as follows:

	2009	2010	2011
Japanese plans:
Discount rate	2.0%	2.0%	2.0%
Rate of salary increase	2.3%	2.3%	2.3%
Expected long-term rate of return	4.0%	3.0%	3.0%

Foreign plans:
Discount rate	5.5 ~ 6.8%	6.9 ~ 8.0%	5.6 ~ 6.5%
Rate of salary increase	2.9 ~ 6.4%	1.5 ~ 6.4%	1.5 ~ 5.3%
Expected long-term rate of return	6.5 ~ 8.0%	6.5 ~ 8.0%	6.5 ~ 8.0%

Honda determines the expected long-term rate of return based on its investment policies. Honda considers the eligible investment assets under its investment policies, historical experience, expected long-term rate of return under the investing environment, and the long-term target allocations of the various asset categories.

Measurement date

Honda uses the balance sheet date as the measurement date for its plans. Beginning in the year ended March 31, 2009, certain foreign subsidiaries of the Company changed their measurement date from December 31 to March 31 under the FASB Accounting Standards Codification (ASC) 715-30-35 “Compensation — Retirement Benefits-Defined Benefit Plans — Pension-Subsequent Measurement”. The effect of the change, which was immaterial, was included in pension cost and other comprehensive income (loss) in the consolidated financial statements for the year ended March 31, 2009.

Plan amendment

In December 2008, the board of directors of the Company approved an amendment to the Honda Pension Fund, of which the Company and a part of its domestic subsidiaries and affiliates accounted for under the equity method were members. This plan amendment, effective from April 1, 2009, mainly revises pension benefits for those employees who retire on or after April 1, 2009, to be calculated using annuity pension conversion rates which are linked to market interest rates and contain a ceiling and a floor. Subsequent to the approval of the plan amendment, the Company remeasured and decreased its projected benefit obligation. The resulting prior service benefit has been amortized over the average remaining service period since January 1, 2009. The Company also remeasured the fair value of related plan assets as of December 31, 2008. The remeasurements of the projected benefit obligation and the related plan assets have resulted in the reduction in the liabilities for pension in the consolidated balance sheet.

Plan assets

Honda investment policies for the Japanese and foreign pension benefit are designed to maximize total medium-to-long term returns that are available to provide future payments of pension benefits to eligible participants under accepted risks. Plan assets are invested in well-diversified Japanese and foreign individual equity and debt securities using the target asset allocations, consistent with accepted tolerance for risks. Honda sets target asset allocations for each asset categories with future anticipated performance over medium-to-long term periods based on the expected returns, long-term risks and historical returns. Target asset allocations are adjusted as necessary when there are significant changes in the expected long-term returns of plan assets or the investment environment.

The following tables present the fair value of the Japanese pension plan assets by asset category as of March 31, 2010 and 2011.

	Yen (millions)
As of March 31, 2010	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥12,222	¥—	¥—	¥12,222
Short-term investments	—	763	—	763
Equity securities	221,048	—	139	221,187
Corporate bonds	3,086	3,205	229	6,520
Government, agency and local bonds	170,302	82,542	274	253,118
Group annuity insurance:
General accounts	—	9,257	—	9,257
Separate accounts	—	13,069	—	13,069
Pooled funds:
Hedge funds	—	—	28,444	28,444
Commingled and other mutual funds	316	160,669	—	160,985
Derivative instruments	(49)	(10,778)	—	(10,827)

Total	¥406,925	¥258,727	¥29,086	¥694,738

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥24,458	¥—	¥—	¥24,458
Equity securities	222,184	4	260	222,448
Corporate bonds	4,766	2,173	1,022	7,961
Government, agency and local bonds	180,841	76,329	—	257,170
Group annuity insurance:
General accounts	—	14,029	—	14,029
Separate accounts	—	12,906	—	12,906
Pooled funds:
Hedge funds	—	—	55,464	55,464
Commingled and other mutual funds	415	158,754	686	159,855
Derivative instruments	255	(6,201)	—	(5,946)

Total	¥432,919	¥257,994	¥57,432	¥748,345

*	Information about three hierarchy levels is described in note 16.

The following tables present a reconciliation during the year ended March 31, 2010 and 2011 for Level 3 Japanese pension plan assets.

	Yen (millions)
				Pooled funds	Total
For the year ended March 31, 2010	Equity securities	Corporate bonds	Government, agency and local bonds	Hedge funds
Balance at beginning of year	¥114	¥332	¥1,304	¥72,660	¥74,410
Actual return on plan assets:
Relating to assets still held at the reporting date	15	69	7	1,805	1,896
Relating to assets sold during the period	16	25	359	285	685
Purchases, sales and settlements, net	(6)	(402)	(1,396)	(46,306)	(48,110)
Transfers in and/or out of Level 3	—	205	—	—	205

Balance at end of year	¥139	¥229	¥274	¥28,444	¥29,086

For the year ended March 31, 2011	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥139	¥229	¥274	¥28,444	¥—	¥29,086
Actual return on plan assets:
Relating to assets still held at the reporting date	(56)	—	—	(276)	—	(332)
Relating to assets sold during the period	(7)	19	—	(133)	—	(121)
Purchases, sales and settlements, net	290	931	—	27,429	686	29,336
Transfers in and/or out of Level 3	(106)	(157)	(274)	—	—	(537)

Balance at end of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432

The major valuation methodologies for Japanese pension plan assets are as follows:

Equity securities are mainly marketable securities and their fair value is estimated using quoted market prices. Fair value measurement for equity securities is mainly classified as Level 1. At March 31, 2010 and 2011, this class includes approximately 13% and 11% of Japanese equity securities, 43% and 41% of United States equity securities and 44% and 48% of other foreign equity securities, respectively.

Fair value measurement for corporate, government, agency and local bonds of which fair value is estimated using quoted market prices is classified as Level 1. Fair value measurement for the assets of which fair value is estimated based on market observable inputs such as market interest rates and conditions of issuances is classified as Level 2. At March 31, 2010 and 2011, this class includes approximately 26% and 27% of Japanese bonds, 23% and 22% of United States bonds and 51% and 51% of other foreign bonds, respectively.

General accounts of group annuity insurance are assets invested by life insurance companies to meet fixed guaranteed rates of return for policyholders, and that life insurance companies bear the investment risk on such assets. Fair value of general accounts is estimated based on inputs such as contractual interest rates. Fair value measurement for general accounts is classified as Level 2. Separate accounts of group annuity insurance mainly consist of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of the separate accounts based on their net asset values and Honda’s ownership percentage. Fair value measurement for separate accounts is classified as Level 2.

Hedge funds invest in various assets at the discretion of fund managers and their fair value is estimated based on prices reported by the fund managers which include unobservable inputs in valuation. Fair value measurement for hedge funds is classified as Level 3. Hedge funds are diversely invested in various funds in order to avoid excessive concentration on investment portfolio. Commingled and other mutual funds are pooled funds which have the underlying assets mainly consist of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of commingled and other mutual funds based on their net asset values and Honda’s ownership percentage. Fair value measurement for commingled and other mutual funds is mainly classified as Level 2.

Derivative instruments mainly consist of foreign exchange instruments and fair value of derivative instruments is estimated based on market observable inputs such as foreign exchange rates. Fair value measurement for derivative instruments is mainly classified as Level 2. At March 31, 2010 and 2011, on a gross basis, asset position is ¥1,525 million and ¥2,813 million and liability position is ¥12,352 million and ¥8,759 million, respectively.

The following tables present the fair value of the foreign pension plan assets by asset category as of March 31, 2010 and 2011.

As of March 31, 2010	Yen (millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥2,083	¥—	¥—	¥2,083
Short-term investments	—	15,962	—	15,962
Equity securities	161,462	1	208	161,671
Corporate bonds	6	37,254	278	37,538
Government, agency and local bonds	2,651	35,470	3,966	42,087
Pooled funds:
Real estate funds	—	—	5,366	5,366
Private equity funds	—	—	5,228	5,228
Commingled and other mutual funds	—	104,360	27	104,387
Derivative instruments	(3)	(31)	(1)	(35)
Asset backed securities	—	4,955	406	5,361

Total	¥166,199	¥197,971	¥15,478	¥379,648

As of March 31, 2011	Yen (millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥4,266	¥—	¥—	¥4,266
Short-term investments	235	5,684	—	5,919
Equity securities	140,404	57	—	140,461
Corporate bonds	—	44,838	47	44,885
Government, agency and local bonds	2,597	41,995	100	44,692
Pooled funds:
Real estate funds	—	—	11,698	11,698
Private equity funds	—	—	7,952	7,952
Hedge funds	—	—	7,148	7,148
Commingled and other mutual funds	—	118,579	1,354	119,933
Derivative instruments	(7)	(169)	1	(175)
Asset backed securities	—	8,692	94	8,786

Total	¥147,495	¥219,676	¥28,394	¥395,565

*	Information about three hierarchy levels is described in note 16.

The following tables present a reconciliation during the year ended March 31, 2010 and 2011 for Level 3 foreign pension plan assets.

	Yen (millions)
				Pooled funds
For the year ended March 31, 2010	Equity securities	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥8	¥586	¥2,979	¥3,514	¥—	¥—	¥1	¥—	¥7,088
Actual return on plan assets:
Relating to assets still held at the reporting date	8	32	152	(233)	233	10	—	5	207
Relating to assets sold during the period	(1)	52	93	—	—	—	3	—	147
Purchases, sales and settlements, net	193	(136)	982	94	5,114	14	(5)	399	6,655
Transfers in and/or out of Level 3	—	(225)	(86)	1,996	—	2	—	—	1,687
Foreign currency translation	—	(31)	(154)	(5)	(119)	1	—	2	(306)

Balance at end of year	¥208	¥278	¥3,966	¥5,366	¥5,228	¥27	¥(1)	¥406	¥15,478

	Yen (millions)
				Pooled funds
For the year ended March 31, 2011	Equity securities	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥208	¥278	¥3,966	¥5,366	¥5,228	¥—	¥27	¥(1)	¥406	¥15,478
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	7	634	913	225	—	—	9	1,788
Relating to assets sold during the period	(3)	(34)	268	—	—	—	(2)	1	5	235
Purchases, sales and settlements, net	(190)	(175)	(3,840)	6,165	4,690	7,143	737	2	(267)	14,265
Transfers in and/or out of Level 3	1	1	14	6	(2,425)	—	586	—	(24)	(1,841)
Foreign currency translation	(16)	(23)	(315)	(473)	(454)	(220)	6	(1)	(35)	(1,531)

Balance at end of year	¥—	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394

The major valuation methodologies for foreign pension plan assets are as follows:

Fair value of short-term investments is mainly estimated based on market observable inputs. Fair value measurement for short-term investments is mainly classified as Level 2.

Equity securities are mainly marketable securities and their fair value is estimated using quoted market prices. Fair value measurement for equity securities is mainly classified as Level 1. At March 31, 2010 and 2011, this class includes approximately 8% and 7% of Japanese equity securities, 48% and 44% of United States equity securities and 44% and 49% of other foreign equity securities, respectively.

Fair value measurement for corporate, government, agency and local bonds of which fair value is estimated using quoted market prices is classified as Level 1. Fair value measurement for the assets of which fair value is estimated based on market observable inputs such as market interest rates and conditions of issuances is classified as Level 2. Fair value measurement for the assets of which fair value is estimated based on unobservable inputs provided by third parties is classified as Level 3.

Real estate funds invest in real estate in the United Kingdom and the United States and their fair value is estimated based on the prices reported by the investment managers which include unobservable inputs in valuation. Fair value measurement for real estate funds is classified as Level 3. Fair value of private equity funds is estimated based on unobservable inputs such as proprietary models and uncorroborated data from the limited partnerships. Fair value measurement for private equity funds is classified as Level 3. Hedge funds invest in various assets at the discretion of fund managers and their fair value is estimated based on prices reported by the fund managers which include unobservable inputs in valuation. Fair value measurement for hedge funds is classified as Level 3. Hedge funds are diversely invested in various funds in order to avoid excessive concentration on investment portfolio. Commingled and other mutual funds are pooled funds which have the underlying assets mainly consist of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of commingled and other mutual funds based on their net asset values and Honda’s ownership percentage. Fair value measurement for commingled and other mutual funds is mainly classified as Level 2.

Fair value of asset-backed securities is mainly estimated based on market observable inputs provided by independent vendors. Fair value measurement for asset-backed securities is mainly classified as Level 2.

Cash flows

Contributions

Honda expects to contribute ¥71,288 million to its Japanese pension plans and ¥21,527 million to its foreign pension plans in the year ending March 31, 2012.

Estimated future benefit payment

The following table presents estimated future gross benefit payments:

Years ending March 31:	Yen (millions)
	Japanese plans	Foreign plans
2012	41,519	8,102
2013	41,562	8,783
2014	43,307	9,857
2015	43,899	11,241
2016	46,024	12,663
2017-2021	265,113	103,045

Certain of the Company’s subsidiaries in North America provide health care and life insurance benefits to retired employees. Such benefits have no material effect on Honda’s financial position and results of operations.